CERT ARCA

Clinton W. Clark
Lead Analyst
Listing Compliance

[redacted]

14025240

NYSE REGULATION

February 3, 2014

RECEIVED
FEB 03 2014
The Division of Investment Management

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	WisdomTree Trust	
	Issuer CIK:	0001350487
	Issuer File Number:	001-32912
	Form Type:	8-A12B
	Filing Date:	2/3/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

WisdomTree Bloomberg Floating Rate Treasury Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

20 Broad Street, New York, NY 10005
T +1 212 656 4632 cclark2@nyx.com